Net Income (Loss) Per Share (Details 2)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Convertible Preferred Stock
Net Income (Loss) Per Share
Potentially dilutive securities, prior to the use of the treasury stock method, excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive	5,005,450	13,557,238	4,574,107	9,267,677	5,419,946	11,808,290	11,808,290
Options to purchase common stock
Net Income (Loss) Per Share
Potentially dilutive securities, prior to the use of the treasury stock method, excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive	3,911,483		3,864,265	418,215	894,160	1,461,865	1,216,718
Warrants
Net Income (Loss) Per Share
Potentially dilutive securities, prior to the use of the treasury stock method, excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive	15,000	4,154	15,000	4,154	8,860	1,333	1,333